Derivative Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative put premium liability	$ 4.1
Not Designated as Hedging Instrument | Gain or loss on derivatives
Derivative [Line Items]
Unrealized gain (loss)	(9.2)	(4.8)	6.2	(2.3)	0
Realized gain (losses) related to contract settlements	$ (11.2)	$ (0.2)	$ 0.7	$ 0.9	$ 0.6